                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Aggressive Growth Fund
Portfolio of Investments - December 31, 2007 (Unaudited)

                                                       NUMBER OF
                     DESCRIPTION                         SHARES          VALUE
                     -----------                       ----------   --------------
COMMON STOCKS 93.4%
ADVERTISING 5.5%
Aeroplan Income Fund (Canada)                           1,138,432   $   27,337,594
Aeroplan Income Fund (Canada) (a) (b)                      94,845        2,277,549
Focus Media Holding, Ltd. - ADR (Cayman Islands) (a)      208,126       11,823,638
Lamar Advertising Co., Class A                            277,231       13,326,494
                                                                    --------------
                                                                        54,765,275
                                                                    --------------
AIR FREIGHT & LOGISTICS 4.3%
C.H. Robinson Worldwide, Inc.                             446,737       24,177,406
Expeditors International of Washington, Inc.              412,994       18,452,572
                                                                    --------------
                                                                        42,629,978
                                                                    --------------
AIRLINES 0.9%
UAL Corp.                                                 240,051        8,560,219
                                                                    --------------
AIRPORT SERVICES 1.2%
Grupo Aeroportuario del Pacifico, SA de CV - ADR
   (Mexico)                                               257,940       11,511,862
                                                                    --------------
APPAREL, ACCESSORIES & LUXURY GOODS 3.0%
Coach, Inc. (a)                                           494,933       15,135,051
Lululemon Athletica, Inc. (a)                             314,987       14,920,934
                                                                    --------------
                                                                        30,055,985
                                                                    --------------
APPAREL RETAIL 2.7%
Abercrombie & Fitch Co., Class A                          341,302       27,293,921
                                                                    --------------
APPLICATION SOFTWARE 2.5%
Autodesk, Inc. (a)                                        181,403        9,026,613
Salesforce.com, Inc. (a)                                  258,286       16,191,950
                                                                    --------------
                                                                        25,218,563
                                                                    --------------
ASSET MANAGEMENT & CUSTODY BANKS 1.0%
GLG Partners, Inc. (a)                                    704,781        9,585,022
                                                                    --------------
BIOTECHNOLOGY 4.0%
Illumina, Inc. (a)                                        359,124       21,281,688
Techne Corp. (a)                                          288,818       19,076,429
                                                                    --------------
                                                                        40,358,117
                                                                    --------------

BROADCASTING & CABLE TV 3.0%
Discovery Holding Co., Class A (a)                        606,444       15,246,002
Grupo Televisa, SA - ADR (Mexico)                         598,191       14,219,000
                                                                    --------------
                                                                        29,465,002
                                                                    --------------
CASINOS & GAMING 3.3%
Wynn Resorts, Ltd.                                        297,868       33,399,939
                                                                    --------------
CONSTRUCTION & ENGINEERING 0.7%
Aecom Technology Corp. (a)                                255,391        7,296,521
                                                                    --------------
CONSTRUCTION MATERIALS 3.4%
Martin Marietta Materials, Inc.                           187,837       24,907,186
Texas Industries, Inc.                                    135,867        9,524,277
                                                                    --------------
                                                                        34,431,463
                                                                    --------------
DATA PROCESSING & OUTSOURCED SERVICES 3.7%
Iron Mountain, Inc. (a)                                   421,359       15,598,710
MasterCard, Inc., Class A                                  99,123       21,331,270
                                                                    --------------
                                                                        36,929,980
                                                                    --------------
DISTRIBUTORS 2.2%
Li & Fung, Ltd. (Bermuda)                               5,544,000       22,119,041
                                                                    --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 3.4%
ChoicePoint, Inc. (a)                                     337,511       12,292,151
Corporate Executive Board Co.                             150,186        9,026,179
IHS, Inc., Class A (a)                                    211,258       12,793,784
                                                                    --------------
                                                                        34,112,114
                                                                    --------------
EDUCATION SERVICES 1.3%
Apollo Group, Inc., Class A (a)                           188,201       13,202,300
                                                                    --------------
ENVIRONMENTAL & FACILITIES SERVICES 2.2%
Stericycle, Inc. (a)                                      365,599       21,716,581
                                                                    --------------
GAS UTILITIES 1.4%
Questar Corp.                                             262,410       14,196,381
                                                                    --------------
HEALTH CARE EQUIPMENT 1.7%
Gen-Probe, Inc. (a)                                       262,698       16,531,585
                                                                    --------------

HOME FURNISHINGS 0.9%
Mohawk Industries, Inc. (a)                               120,350        8,954,040
                                                                    --------------
HOMEBUILDING 0.8%
NVR, Inc. (a)                                              14,657        7,680,268
                                                                    --------------
HOTELS, RESORTS & CRUISE LINES 3.7%
Choice Hotels International, Inc.                         259,063        8,600,892
Ctrip.com International, Ltd. - ADR (Cayman Islands)      262,509       15,086,392
Marriott International, Inc., Class A                     393,055       13,434,620
                                                                    --------------
                                                                        37,121,904
                                                                    --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 1.4%
Monster Worldwide, Inc. (a)                               433,951       14,060,012
                                                                    --------------
INTERNET RETAIL 1.5%
Priceline.com, Inc. (a)                                   132,477       15,216,308
                                                                    --------------
INTERNET SOFTWARE & SERVICES 8.2%
Alibaba.com, Ltd. (Cayman Islands) (a)(b)               1,984,900        7,165,842
Baidu.com, Inc. - ADR (Cayman Islands) (a)                 80,647       31,483,782
Equinix, Inc. (a)                                         183,946       18,591,422
Tencent Holdings, Ltd. (Cayman Islands)                 3,193,600       24,168,549
                                                                    --------------
                                                                        81,409,595
                                                                    --------------
MULTI-SECTOR HOLDINGS 1.7%
Leucadia National Corp.                                   364,185       17,153,113
                                                                    --------------
OIL & GAS EXPLORATION & PRODUCTION 8.2%
Southwestern Energy Co. (a)                               532,588       29,675,803
Ultra Petroleum Corp. (Canada) (a)                        727,819       52,039,059
                                                                    --------------
                                                                        81,714,862
                                                                    --------------
PROPERTY & CASUALTY INSURANCE 1.2%
Alleghany Corp. (a)                                        28,945       11,635,890
                                                                    --------------
PUBLISHING 0.9%
Morningstar, Inc. (a)                                     122,051        9,489,465
                                                                    --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.4%
Brookfield Asset Management, Inc., Class A (Canada)       365,037       13,020,870
Forest City Enterprises, Inc., Class A                    248,755       11,054,672
                                                                    --------------
                                                                        24,075,542
                                                                    --------------

RESTAURANTS 3.9%
Chipotle Mexican Grill, Inc., Class B (a)                 128,691       15,835,428
Starbucks Corp. (a)                                     1,143,888       23,415,387
                                                                    --------------
                                                                        39,250,815
                                                                    --------------
SPECIALIZED FINANCE 2.3%
IntercontinentalExchange, Inc. (a)                        118,657       22,841,472
                                                                    --------------
SPECIALTY CHEMICALS 2.0%
Nalco Holding Co.                                         828,649       20,036,733
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES 2.9%
Crown Castle International Corp. (a)                      324,957       13,518,211
NII Holdings, Inc., Class B (a)                           319,448       15,435,728
                                                                    --------------
                                                                        28,953,939
                                                                    --------------
TOTAL LONG-TERM INVESTMENTS 93.4%
    (Cost $928,080,671)                                                932,973,807
                                                                    --------------
REPURCHASE AGREEMENTS  7.9%
Banc of America Securities ($22,138,520 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 4.50%,
   dated 12/31/07, to be sold on 01/02/08 at
   $22,144,055)                                                         22,138,520
Citigroup Global Markets, Inc. ($19,678,685 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 4.10%,
   dated 12/31/07, to be sold on 01/02/08 at
   $19,683,167)                                                         19,678,685
State Street Bank & Trust Co. ($36,784,795 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 3.90%,
   dated 12/31/07, to be sold on 01/02/08 at
   $36,792,765)                                                         36,784,795
                                                                    --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $78,602,000)                                                    78,602,000
                                                                    --------------
TOTAL INVESTMENTS 101.3%
  (Cost $1,006,682,671)                                              1,011,575,807
FOREIGN CURRENCY  0.0%
  (Cost $11,040)                                                            10,991
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.3%)                          (13,267,394)
                                                                    --------------
NET ASSETS 100.0%                                                   $  998,319,404
                                                                    ==============

     Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $46,287,590 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR  - American Depositary Receipt

VAN KAMPEN LEADERS FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)


                                                                                         NUMBER OF
DESCRIPTION                                                                               SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN UNDERLYING AFFILIATED FUNDS*
INVESTMENT COMPANIES 100.1%
  Van Kampen Comstock Fund, Class I                                                      6,204,757     $ 108,459,148
  Van Kampen Equity and Income Fund, Class I                                            12,290,166       108,645,069
  Van Kampen International Growth Fund, Class I                                          4,631,017       110,357,125
                                                                                                       -------------

TOTAL LONG-TERM INVESTMENTS 100.1%
    (Cost $325,232,851)                                                                                  327,461,342
                                                                                                       -------------

REPURCHASE AGREEMENTS 0.6%
  Banc of America Securities ($587,811 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07,
     to be sold on 01/02/08 at $587,958)                                                                     587,811
  Citigroup Global Markets, Inc. ($522,498 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of 4.10%,
     dated 12/31/07, to be sold on 01/02/08 at $522,617)                                                     522,498
  State Street Bank & Trust Co. ($976,691 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of 3.90%,
     dated 12/31/07, to be sold on 01/02/08 at $976,903)                                                     976,691
                                                                                                       -------------

TOTAL REPURCHASE AGREEMENTS
    (Cost $2,087,000)                                                                                      2,087,000
                                                                                                       -------------

TOTAL INVESTMENTS 100.7%
    (Cost $327,319,851)                                                                                  329,548,342

LIABILITIES IN EXCESS OF OTHER ASSETS (0.7)%                                                              (2,378,575)
                                                                                                       -------------

NET ASSETS 100.0%                                                                                      $ 327,169,767
                                                                                                       -------------


* The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At December 31, 2007, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund's shares outstanding:


UNDERLYING AFFILIATED FUND                                PERCENT OF SHARES HELD
--------------------------------------------------------------------------------
Van Kampen International Growth Fund                                      10.18%


VAN KAMPEN MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)


                                                                                        NUMBER OF
DESCRIPTION                                                                              SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------

COMMON STOCKS 99.1%
ADVERTISING 5.6%
Aeroplan Income Fund (Canada)                                                            2,127,926    $   51,098,684
Focus Media Holding, Ltd. -- ADR (Cayman Islands) (a)                                      359,106        20,400,812
Lamar Advertising Co., Class A                                                             478,342        22,993,900
                                                                                                      --------------
                                                                                                          94,493,396
                                                                                                      --------------
AIR FREIGHT & LOGISTICS 4.3%
C.H. Robinson Worldwide, Inc.                                                              770,811        41,716,291
Expeditors International of Washington, Inc.                                               712,589        31,838,477
                                                                                                      --------------
                                                                                                          73,554,768
                                                                                                      --------------
AIRLINES 0.9%
UAL Corp.                                                                                  414,191        14,770,051
                                                                                                      --------------

AIRPORT SERVICES 1.2%
Grupo Aeroportuario del Pacifico, SA de CV - ADR
  (Mexico)                                                                                 446,395        19,922,609
                                                                                                      --------------

APPAREL, ACCESSORIES & LUXURY GOODS 3.0%
Coach, Inc. (a)                                                                            836,698        25,586,225
Lululemon Athletica, Inc. (a)                                                              541,256        25,639,297
                                                                                                      --------------
                                                                                                          51,225,522
                                                                                                      --------------
APPAREL RETAIL 2.8%
Abercrombie & Fitch Co., Class A                                                           588,892        47,093,693
                                                                                                      --------------

APPLICATION SOFTWARE 2.6%
Autodesk, Inc. (a)                                                                         312,295        15,539,799
Salesforce.com, Inc. (a)                                                                   445,654        27,938,049
                                                                                                      --------------
                                                                                                          43,477,848
                                                                                                      --------------
ASSET MANAGEMENT & CUSTODY BANKS 2.4%
Calamos Asset Management, Inc., Class A                                                    815,584        24,288,092
GLG Partners, Inc. (a)                                                                   1,216,047        16,538,239
                                                                                                      --------------
                                                                                                          40,826,331
                                                                                                      --------------
BIOTECHNOLOGY 4.1%
Illumina, Inc. (a)                                                                         620,911        36,795,186


Techne Corp. (a)                                                                           498,335        32,915,027
                                                                                                      --------------
                                                                                                          69,710,213
                                                                                                      --------------
BROADCASTING & CABLE TV 3.0%
Discovery Holding Co., Class A (a)                                                       1,046,374        26,305,843
Grupo Televisa, SA - ADR (Mexico)                                                        1,031,129        24,509,936
                                                                                                      --------------
                                                                                                          50,815,779
                                                                                                      --------------
CASINOS & GAMING 3.4%
Wynn Resorts, Ltd.                                                                         512,338        57,448,460
                                                                                                      --------------

CONSTRUCTION & ENGINEERING 0.7%
Aecom Technology Corp. (a)                                                                 440,658        12,589,599
                                                                                                      --------------

CONSTRUCTION MATERIALS 3.5%
Martin Marietta Materials, Inc.                                                            324,099        42,975,527
Texas Industries, Inc.                                                                     234,429        16,433,473
                                                                                                      --------------
                                                                                                          59,409,000
                                                                                                      --------------
DATA PROCESSING & OUTSOURCED SERVICES 3.8%
Iron Mountain, Inc. (a)                                                                    727,024        26,914,428
MasterCard, Inc., Class A                                                                  171,030        36,805,656
                                                                                                      --------------
                                                                                                          63,720,084
                                                                                                      --------------
DISTRIBUTORS 2.3%
Li & Fung, Ltd. (Bermuda)                                                                9,612,000        38,349,247
                                                                                                      --------------

DIVERSIFIED COMMERCIAL & Professional Services 4.6%
ChoicePoint, Inc. (a)                                                                      582,349        21,209,150
Corporate Executive Board Co.                                                              580,212        34,870,741
IHS, Inc., Class A (a)                                                                     364,510        22,074,726
                                                                                                      --------------
                                                                                                          78,154,617
                                                                                                      --------------
EDUCATION SERVICES 1.3%
Apollo Group, Inc., Class A (a)                                                            324,727        22,779,599
                                                                                                      --------------

ENVIRONMENTAL & FACILITIES SERVICES 2.2%
Stericycle, Inc. (a)                                                                       632,993        37,599,784
                                                                                                      --------------

GAS UTILITIES 1.5%
Questar Corp.                                                                              453,305        24,523,801
                                                                                                      --------------

HEALTH CARE EQUIPMENT 1.7%
Gen-Probe, Inc. (a)                                                                        453,266        28,524,029
                                                                                                      --------------


HOME FURNISHINGS 0.9%
Mohawk Industries, Inc. (a)                                                                207,653        15,449,383
                                                                                                      --------------

HOMEBUILDING 0.8%
NVR, Inc. (a)                                                                               25,290        13,251,960
                                                                                                      --------------

HOTELS, RESORTS & CRUISE LINES 3.8%
Choice Hotels International, Inc.                                                          446,993        14,840,168
Ctrip.com International, Ltd. - ADR (Cayman Islands)                                       451,448        25,944,717
Marriott International, Inc., Class A                                                      678,186        23,180,397
                                                                                                      --------------
                                                                                                          63,965,282
                                                                                                      --------------

HUMAN RESOURCE & EMPLOYMENT SERVICES 1.4%
Monster Worldwide, Inc. (a)                                                                748,033        24,236,269
                                                                                                      --------------

INTERNET RETAIL 1.6%
Priceline.com, Inc. (a)                                                                    228,578        26,254,469
                                                                                                      --------------

INTERNET SOFTWARE & SERVICES 9.9%
Alibaba.com, Ltd. (Cayman Islands) (a)                                                   3,425,100        12,365,220
Baidu.com, Inc. - ADR (Cayman Islands) (a)                                                 139,150        54,322,768
Equinix, Inc. (a)                                                                          317,386        32,078,203
NHN Corp. (Republic of Korea (South Korea)) (a)                                            112,650        26,706,463
Tencent Holdings, Ltd. (Cayman Islands)                                                  5,510,000        41,698,618
                                                                                                      --------------
                                                                                                         167,171,272
                                                                                                      --------------

Multi-Sector Holdings 1.7%
Leucadia National Corp.                                                                    628,372        29,596,321
                                                                                                      --------------

OIL & GAS EXPLORATION & PRODUCTION 8.3%
Southwestern Energy Co. (a)                                                                918,939        51,203,281
Ultra Petroleum Corp. (Canada) (a)                                                       1,257,226        89,891,659
                                                                                                      --------------
                                                                                                         141,094,940
                                                                                                      --------------

PROPERTY & CASUALTY INSURANCE 1.2%
Alleghany Corp. (a)                                                                         49,943        20,077,086
                                                                                                      --------------

PUBLISHING 0.9%
Morningstar, Inc. (a)                                                                      187,242        14,558,066
                                                                                                      --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT 2.4%
Brookfield Asset Management, Inc., Class A (Canada)                                        626,444        22,345,257


Forest City Enterprises, Inc., Class A                                                     429,208        19,074,004
                                                                                                      --------------
                                                                                                          41,419,261
                                                                                                      --------------

RESTAURANTS 4.0%
Chipotle Mexican Grill, Inc., Class B (a)                                                  222,047        27,322,883
Starbucks Corp. (a)                                                                      1,978,959        40,509,291
                                                                                                      --------------
                                                                                                          67,832,174
                                                                                                      --------------

SPECIALIZED FINANCE 2.3%
IntercontinentalExchange, Inc. (a)                                                         204,683        39,401,478
                                                                                                      --------------

SPECIALTY CHEMICALS 2.0%
Nalco Holding Co.                                                                        1,429,770        34,571,839
                                                                                                      --------------

WIRELESS TELECOMMUNICATION SERVICES 3.0%
Crown Castle International Corp. (a)                                                       560,689        23,324,662
NII Holdings, Inc., Class B (a)                                                            551,184        26,633,211
                                                                                                      --------------
                                                                                                          49,957,873
                                                                                                      --------------

TOTAL LONG-TERM INVESTMENTS 99.1%                                                                      1,677,826,103
                                                                                                      --------------
  (Cost $1,359,477,380)

REPURCHASE AGREEMENTS 0.7%
Banc of America Securities ($3,121,001 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.50%,
  dated 12/31/07, to be sold on 01/02/08 at $3,121,782)                                                    3,121,001
Citigroup Global Markets, Inc. ($2,774,224 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.10%,
  dated 12/31/07, to be sold on 01/02/08 at $2,774,855)                                                    2,774,224


State Street Bank & Trust Co. ($5,185,775 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 3.90%,
  dated 12/31/07, to be sold on 01/02/08 at $5,186,899)                                                    5,185,775
                                                                                                      --------------

TOTAL REPURCHASE AGREEMENTS 0.7%
  (Cost $11,081,000)                                                                                      11,081,000
                                                                                                      --------------

TOTAL INVESTMENTS 99.8%
  (Cost $1,370,558,380)                                                                                1,688,907,103

FOREIGN CURRENCY 0.0%
  (Cost $259)                                                                                                    265

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                                                                 3,906,164
                                                                                                      --------------

NET ASSETS 100.0%                                                                                     $1,692,813,532
                                                                                                      --------------


Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $ 106,754,328 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

VAN KAMPEN SELECT GROWTH FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)

                                                        NUMBER OF
                    DESCRIPTION                          SHARES          VALUE
                    -----------                        ----------   --------------
COMMON STOCKS 95.9%
ADVERTISING 1.6%
Omnicom Group, Inc..................................       46,882   $    2,228,301
                                                                    --------------
AIR FREIGHT & LOGISTICS 1.8%
C.H. Robinson Worldwide, Inc........................       48,281        2,612,968
                                                                    --------------
APPAREL RETAIL 2.0%
Abercrombie & Fitch Co., Class A....................       36,143        2,890,356
                                                                    --------------
CASINOS & GAMING 1.5%
Wynn Resorts, Ltd...................................       19,240        2,157,381
                                                                    --------------
COMMUNICATIONS EQUIPMENT 7.5%
3Com Corp. (a)......................................      647,464        2,926,538
Cisco Systems, Inc. (a).............................       80,974        2,191,966
Corning, Inc........................................      232,073        5,567,431
                                                                    --------------
                                                                        10,685,935
                                                                    --------------
COMPUTER HARDWARE 5.6%
Apple, Inc. (a).....................................       26,156        5,180,980
Dell, Inc. (a)......................................      112,499        2,757,351
                                                                    --------------
                                                                         7,938,331
                                                                    --------------
CONSTRUCTION MATERIALS 1.2%
Martin Marietta Materials, Inc......................       12,834        1,701,788
                                                                    --------------
CONSUMER FINANCE 3.9%
American Express Co.................................      108,679        5,653,482
                                                                    --------------
DEPARTMENT STORES 4.2%
Sears Holdings Corp. (a)............................       58,596        5,979,722
                                                                    --------------
DIVERSIFIED BANKS 4.8%
ICICI Bank, Ltd. - ADR (India)......................      110,673        6,806,389
                                                                    --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 0.7%
Corporate Executive Board Co........................       16,973        1,020,077
                                                                    --------------

FERTILIZERS & AGRICULTURAL CHEMICALS 7.2%
Monsanto Co.........................................       92,289   $   10,307,758
                                                                    --------------
FOOTWEAR 1.5%
NIKE, Inc., Class B.................................       34,260        2,200,862
                                                                    --------------
HOTELS, RESORTS & CRUISE LINES 3.1%
Ctrip.com International, Ltd. - ADR
   (Cayman Islands).................................       76,865        4,417,431
                                                                    --------------
HYPERMARKETS & SUPER CENTERS 2.4%
Costco Wholesale Corp...............................       49,343        3,442,168
                                                                    --------------
INTERNET RETAIL 2.1%
Amazon.com, Inc. (a)................................       32,819        3,040,352
                                                                    --------------
INTERNET SOFTWARE & SERVICES 9.5%
Baidu.com, Inc. - ADR (Cayman Islands) (a)..........        4,095        1,598,647
eBay, Inc. (a)......................................       74,021        2,456,757
Google, Inc., Class A (a)...........................       13,705        9,476,733
                                                                    --------------
                                                                        13,532,137
                                                                    --------------
LEISURE PRODUCTS 2.5%
ARUZE CORP.  (Japan)................................       93,700        3,560,755
                                                                    --------------
MANAGED HEALTH CARE 4.7%
UnitedHealth Group, Inc.............................      114,388        6,657,382
                                                                    --------------
MARINE PORTS & SERVICES 5.0%
China Merchants Holdings International Co., Ltd.
   (Hong Kong)......................................    1,166,575        7,133,493
                                                                    --------------
MOTORCYCLE MANUFACTURERS 0.9%
Harley-Davidson, Inc................................       26,645        1,244,588
                                                                    --------------
MULTI-LINE INSURANCE 2.2%
Loews Corp..........................................       63,585        3,200,869
                                                                    --------------
OIL & GAS EXPLORATION & PRODUCTION 5.7%
CNPC Hong Kong, Ltd. (Bermuda)......................    3,100,000        1,960,445

Ultra Petroleum Corp. (Canada) (a)..................       85,982   $    6,147,713
                                                                    --------------
                                                                         8,108,158
                                                                    --------------
PROPERTY & CASUALTY INSURANCE 2.1%
Berkshire Hathaway, Inc., Class B (a)...............          648        3,068,928
                                                                    --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 3.9%
Brookfield Asset Management, Inc., Class A
   (Canada).........................................      154,866        5,524,070
                                                                    --------------
REINSURANCE 1.0%
Greenlight Capital Re, Ltd., Class A (Cayman
   Islands) (a).....................................       66,015        1,372,452
                                                                    --------------
SEMICONDUCTORS 1.8%
Marvell Technology Group, Ltd. (Bermuda) (a)........      186,020        2,600,560
                                                                    --------------
SPECIALIZED FINANCE 2.4%
CME Group, Inc......................................        4,923        3,377,178
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES 3.1%
America Movil, SA de CV, Ser L - ADR (Mexico).......       72,076        4,424,746
                                                                    --------------
TOTAL LONG-TERM INVESTMENTS 95.9%
   (Cost $128,039,690)..............................                   136,888,617
                                                                    --------------
REPURCHASE AGREEMENTS 2.6%
Banc of America Securities ($1,067,185 par
   collateralized by U.S.
   Government obligations in a pooled cash account,
   interest rate of 4.50%, dated 12/31/07, to be
   sold on 01/02/08 at $1,067,452)..................                     1,067,185
Citigroup Global Markets, Inc. ($948,609 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 4.10%,
   dated 12/31/07, to be sold on 01/02/08 at
   $948,825)........................................                       948,609

State Street Bank & Trust Co. ($1,773,2076 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 3.90%,
   dated 12/31/07, to be sold on 01/02/08 at
   $1,773,591)......................................                     1,773,206
                                                                    --------------
TOTAL REPURCHASE AGREEMENTS 2.6%
  (Cost $3,789,000).................................                     3,789,000
                                                                    --------------
TOTAL INVESTMENTS 98.5%
  (Cost $131,828,690)...............................                $  140,677,617
FOREIGN CURRENCY 0.0%
  (Cost $(8,089)....................................                        (8,082)
OTHER ASSETS IN EXCESS OF LIABILITIES 1.5%..........                     2,094,449
                                                                    --------------
NET ASSETS 100.0%...................................                $  142,763,984
                                                                    --------------

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $12,654,693 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR  - American Depositary Receipt

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)

                                                            NUMBER OF
DESCRIPTION                                                   SHARES        VALUE
-----------                                                 ---------   ------------
COMMON STOCKS 95.6%
AEROSPACE & DEFENSE 3.1%
Alliant Techsystems, Inc. (a)............................      20,000   $  2,275,200
Ceradyne, Inc. (a).......................................      70,000      3,285,100
Curtiss-Wright Corp. ....................................      59,000      2,961,800
Elbit Systems, Ltd. (Israel) ............................      46,000      2,741,140
Teledyne Technologies, Inc. (a)..........................      62,000      3,306,460
                                                                        ------------
                                                                          14,569,700
                                                                        ------------
AGRICULTURAL PRODUCTS 0.8%
Darling International, Inc. (a)..........................     335,000      3,872,600
                                                                        ------------
APPAREL, ACCESSORIES & LUXURY GOODS   0.7%
Fossil, Inc. (a).........................................      84,000      3,526,320
                                                                        ------------
APPLICATION SOFTWARE 7.2%
Advent Software, Inc. (a)................................      90,000      4,869,000
ANSYS, Inc. (a)..........................................      90,000      3,731,400
Aspen Technology, Inc. (a)...............................     140,000      2,270,800
Blackbaud, Inc. .........................................     125,000      3,505,000
Concur Technologies, Inc. (a)............................      62,000      2,245,020
EPIQ Systems, Inc. (a)...................................     150,000      2,611,500
Informatica Corp. (a)....................................     205,000      3,694,100
Interactive Intelligence, Inc. (a).......................     135,000      3,557,250
Net 1 UEPS Technologies, Inc. (a)........................     125,000      3,670,000
Synchronoss Technologies, Inc. (a).......................     110,000      3,898,400
                                                                        ------------
                                                                          34,052,470
                                                                        ------------
AUTO PARTS & EQUIPMENT 0.6%
Aftermarket Technology Corp. (a).........................      95,000      2,589,700
                                                                        ------------
BIOTECHNOLOGY 10.4%
Affymetrix, Inc. (a).....................................     205,000      4,743,700
Alexion Pharmaceuticals, Inc. (a)........................      31,000      2,325,930
Applera Corp. - Celera Group (a).........................     150,000      2,380,500
BioMarin Pharmaceuticals, Inc. (a).......................     105,000      3,717,000

Cepheid, Inc. (a)........................................     245,000      6,455,750
Genomic Health, Inc. (a).................................     172,000      3,894,080
Halozyme Therapeutics, Inc. (a)..........................     187,000      1,329,570
Illumina, Inc. (a).......................................      55,000      3,259,300
LifeCell Corp. (a).......................................      80,000      3,448,800
Metabolix, Inc. (a)......................................     155,000      3,689,000
Myriad Genetics, Inc. (a)................................      98,000      4,549,160
Omrix Biopharmaceuticals, Inc. (a).......................      62,000      2,153,880
Savient Pharmaceuticals, Inc. (a)........................     167,000      3,835,990
United Therapeutics Corp. (a)............................      38,000      3,710,700
                                                                        ------------
                                                                          49,493,360
                                                                        ------------
BROADCASTING & CABLE TV 0.8%
Tivo, Inc. (a)...........................................     433,800      3,617,892
                                                                        ------------
CASINOS & GAMING 1.4%
Bally Technologies, Inc. (a).............................     135,000      6,712,200
                                                                        ------------
COMMODITY CHEMICALS 0.6%
Koppers Holdings, Inc. ..................................      60,000      2,594,400
                                                                        ------------
COMMUNICATIONS EQUIPMENT 2.9%
Ciena Corp. (a)..........................................      75,000      2,558,250
Comtech Telecommunications Corp. (a).....................      90,000      4,860,900
Foundry Networks, Inc. (a)...............................     162,000      2,838,240
Polycom, Inc. (a)........................................     125,000      3,472,500
                                                                        ------------
                                                                          13,729,890
                                                                        ------------
COMPUTER & ELECTRONICS RETAIL 1.1%
GameStop Corp., Class A (a)..............................      80,000      4,968,800
                                                                        ------------
COMPUTER STORAGE & PERIPHERALS 1.9%
Novatel Wireless, Inc. (a)...............................     200,000      3,240,000
Synaptics, Inc. (a)......................................     145,000      5,968,200
                                                                        ------------
                                                                           9,208,200
                                                                        ------------

DATA PROCESSING & OUTSOURCED SERVICES 2.6%
CyberSource Corp. (a)....................................     305,000      5,419,850
Global Payments, Inc. ...................................      75,000      3,489,000
NeuStar, Inc., Class A (a)...............................     115,000      3,298,200
                                                                        ------------
                                                                          12,207,050
                                                                        ------------

DISTILLERS & VINTNERS 1.5%
Central European Distribution Corp. (a)..................     126,000      7,318,080
                                                                        ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 1.7%
FTI Consulting, Inc. (a).................................      82,500      5,085,300
IHS, Inc., Class A (a)...................................      52,000      3,149,120
                                                                        ------------
                                                                           8,234,420
                                                                        ------------
DIVERSIFIED METALS & MINING 0.7%
Amcol International Corp. ...............................      85,000      3,062,550
                                                                        ------------
EDUCATION SERVICES 1.7%
Capella Education Co. (a)................................      49,000      3,207,540
New Oriental Education & Technology Group, Inc. - ADR
   (Cayman Islands) (a) .................................      61,000      4,915,990
                                                                        ------------
                                                                           8,123,530
                                                                        ------------
ELECTRICAL COMPONENTS & EQUIPMENT 1.8%
GrafTech International, Ltd. (a).........................     165,000      2,928,750
JA Solar Holdings Co., Ltd. - ADR (Cayman Islands) (a)...      47,500      3,315,975
Woodward Governor Co. ...................................      32,500      2,208,375
                                                                        ------------
                                                                           8,453,100
                                                                        ------------
ELECTRONIC EQUIPMENT MANUFACTURERS 3.5%
Daktronics, Inc. ........................................     150,000      3,385,500
Dolby Laboratories, Inc., Class A (a)....................      70,000      3,480,400
FLIR Systems, Inc. (a)...................................     126,000      3,943,800
Itron, Inc. (a)..........................................      38,000      3,646,860
Mettler-Toledo International, Inc. (a)...................      20,000      2,276,000
                                                                        ------------
                                                                          16,732,560
                                                                        ------------
ELECTRONIC MANUFACTURING SERVICES 1.2%
IPG Photonics Corp. (a)..................................     150,000      2,998,500
Plexus Corp. (a).........................................     108,000      2,836,080
                                                                        ------------
                                                                           5,834,580
                                                                        ------------
ENVIRONMENTAL & FACILITIES SERVICES 1.3%
American Ecology Corp. ..................................     185,000      4,343,800
CECO Environmental Corp. (a).............................     150,000      1,647,000
                                                                        ------------
                                                                           5,990,800
                                                                        ------------
FERTILIZERS & AGRICULTURAL CHEMICALS 0.9%
Terra Industries, Inc. (a)...............................      89,000      4,250,640
                                                                        ------------

FOOTWEAR 1.3%
Crocs, Inc. (a)..........................................      80,000      2,944,800
Deckers Outdoor Corp. (a)................................      20,000      3,101,200
                                                                        ------------
                                                                           6,046,000
                                                                        ------------
HEALTH CARE EQUIPMENT 4.9%
Align Technology, Inc. (a)...............................     125,000      2,085,000
Gen-Probe, Inc. (a)......................................      72,000      4,530,960
Hologic, Inc. (a)........................................      55,000      3,775,200
IDEXX Laboratories, Inc. (a).............................      58,000      3,400,540
Quidel Corp. (a).........................................     122,000      2,375,340
SonoSite, Inc. (a).......................................     106,000      3,569,020
Wright Medical Group, Inc. (a)...........................     125,000      3,646,250
                                                                        ------------
                                                                          23,382,310
                                                                        ------------
HEALTH CARE FACILITIES 1.9%
Psychiatric Solutions, Inc. (a)..........................     173,000      5,622,500
Sun Healthcare Group, Inc. (a)...........................     210,000      3,605,700
                                                                        ------------
                                                                           9,228,200
                                                                        ------------
HEALTH CARE SERVICES 2.1%
Emergency Medical Services Corp., Class A (a)............     114,000      3,337,920
Pediatrix Medical Group, Inc. (a)........................     100,000      6,815,000
                                                                        ------------
                                                                          10,152,920
                                                                        ------------
HEALTH CARE SUPPLIES 0.7%
Immucor, Inc. (a)........................................     102,000      3,466,980
                                                                        ------------
HEALTH CARE TECHNOLOGY 1.4%
Phase Forward, Inc. (a)..................................     300,000      6,525,000
                                                                        ------------
HOME ENTERTAINMENT SOFTWARE 0.6%
Shanda Interactive Entertainment, Ltd. - ADR (Cayman
   Islands) (a) .........................................      82,700      2,757,218
                                                                        ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 1.2%
Watson Wyatt Worldwide, Inc., Class A ...................     120,000      5,569,200
                                                                        ------------
INDUSTRIAL MACHINERY 1.0%
Valmont Industries, Inc. ................................      52,000      4,634,240
                                                                        ------------

INSURANCE BROKERS 0.4%
eHealth, Inc. (a)........................................      65,000      2,087,150
                                                                        ------------
INTEGRATED OIL & GAS 0.5%
SandRidge Energy, Inc. (a)...............................      71,400      2,560,404
                                                                        ------------
INTERNET RETAIL 1.4%
GSI Commerce, Inc. (a)...................................     169,000      3,295,500
Priceline.com, Inc. (a)..................................      29,000      3,330,940
                                                                        ------------
                                                                           6,626,440
                                                                        ------------
INTERNET SOFTWARE & SERVICES 4.3%
DivX, Inc. (a)...........................................     155,000      2,170,000
Equinix, Inc. (a)........................................      72,000      7,277,040
GigaMedia, Ltd. (Singapore) (a)..........................     175,000      3,281,250
Gmarket, Inc. - ADR (South Korea) (a)....................     150,000      3,735,000
Omniture, Inc. (a).......................................     115,000      3,828,350
                                                                        ------------
                                                                          20,291,640
                                                                        ------------
INVESTMENT BANKING & BROKERAGE 4.6%
GFI Group, Inc. (a)......................................      72,000      6,891,840
Greenhill & Co., Inc. ...................................      65,000      4,321,200
Investment Technology Group, Inc. (a)....................     150,000      7,138,500
optionsXpress Holdings, Inc. ............................     108,000      3,652,560
                                                                        ------------
                                                                          22,004,100
                                                                        ------------
IT CONSULTING & OTHER SERVICES 0.7%
ManTech International Corp., Class A (a).................      80,000      3,505,600
                                                                        ------------
LIFE SCIENCES TOOLS & SERVICES 2.2%
Bio-Rad Laboratories, Inc., Class A (a)..................      35,000      3,626,700
ICON PLC - ADR (Ireland) (a).............................      55,000      3,402,300
PharmaNet Development Group, Inc. (a)....................      85,000      3,332,850
                                                                        ------------
                                                                          10,361,850
                                                                        ------------
MANAGED HEALTH CARE 1.0%
AMERIGROUP Corp. (a).....................................     130,000      4,738,500
                                                                        ------------
OIL & GAS EQUIPMENT & SERVICES 1.4%
Core Laboratories N.V. (Netherlands) (a).................      25,000      3,118,000
Oceaneering International, Inc. (a)......................      55,000      3,704,250
                                                                        ------------
                                                                           6,822,250
                                                                        ------------

OIL & GAS EXPLORATION & PRODUCTION 2.8%
Berry Petroleum Co., Class A ............................     107,000      4,756,150
Cabot Oil & Gas Corp. ...................................     120,000      4,844,400
Swift Energy Co. (a).....................................      85,000      3,742,550
                                                                        ------------
                                                                          13,343,100
                                                                        ------------
PERSONAL PRODUCTS 1.0%
Chattem, Inc. (a)........................................      65,000      4,910,100
                                                                        ------------
PROPERTY & CASUALTY INSURANCE 1.0%
Navigators Group, Inc. (a)...............................      40,000      2,600,000
SeaBright Insurance Holdings, Inc. (a)...................     140,000      2,111,200
                                                                        ------------
                                                                           4,711,200
                                                                        ------------
PUBLISHING 2.0%
Global Sources, Ltd. (Bermuda) (a).......................     133,100      3,756,082
Morningstar, Inc. (a)....................................      71,000      5,520,250
                                                                        ------------
                                                                           9,276,332
                                                                        ------------
SEMICONDUCTOR EQUIPMENT 1.0%
Tessera Technologies, Inc. (a)...........................     115,000      4,784,000
                                                                        ------------
SEMICONDUCTORS 1.2%
Netlogic Microsystems, Inc. (a)..........................      75,000      2,415,000
Sigma Designs, Inc. (a)..................................      55,000      3,036,000
                                                                        ------------
                                                                           5,451,000
                                                                        ------------
SYSTEMS SOFTWARE 3.8%
Commvault Systems, Inc. (a)..............................     267,000      5,655,060
FalconStor Software, Inc. (a)............................     295,000      3,321,700
MICROS Systems, Inc. (a).................................      77,000      5,402,320
Progress Software Corp. (a)..............................     115,000      3,873,200
                                                                        ------------
                                                                          18,252,280
                                                                        ------------
TECHNOLOGY DISTRIBUTORS 1.9%
Brightpoint, Inc. (a)....................................     205,000      3,148,800
Mellanox Technologies, Ltd. (Israel) (a).................     150,000      2,733,000
ScanSource, Inc. (a).....................................      96,000      3,105,600
                                                                        ------------
                                                                           8,987,400
                                                                        ------------

WIRELESS TELECOMMUNICATION SERVICES 0.9%
Syniverse Holdings, Inc. (a).............................     265,000      4,128,700
                                                                        ------------
TOTAL LONG-TERM INVESTMENTS 95.6%
   (Cost $395,629,092)...................................                453,746,956
                                                                        ------------
REPURCHASE AGREEMENTS 5.3%
Banc of America Securities ($7,181,598 par collateralized
   by U.S. Government obligations in a pooled cash
   account, interest rate of 4.50%, dated 12/31/07, to
   be sold on 01/02/08 at $7,183,394)....................                  7,181,598
Citigroup Global Markets, Inc. ($6,383,643 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 4.10%, dated
   12/31/07, to be sold on 01/02/08 at $6,385,097).......                  6,383,643
State Street Bank & Trust Co. ($11,932,759 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 3.90%, dated
   12/31/07, to be sold on 01/02/08 at $11,935,344)......                 11,932,759
                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $25,498,000)....................................                 25,498,000
                                                                        ------------
TOTAL INVESTMENTS 100.9%
   (Cost $421,127,092)...................................                479,244,956
LIABILITIES IN EXCESS OF OTHER ASSETS (0.9%).............                 (4,471,216)
                                                                        ------------
NET ASSETS 100.0%........................................               $474,773,740
                                                                        ------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR  - American Depositary Receipt

VAN KAMPEN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)

                                                                                NUMBER OF
DESCRIPTION                                                                      SHARES           VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS  91.5%
AEROSPACE & DEFENSE  8.5%
AAR Corp. (a) ........................................................           185,590      $   7,057,988
AerCap Holdings N.V. (Netherlands) (a) ...............................           217,700          4,543,399
DRS Technologies, Inc. ...............................................           228,700         12,411,549
Moog, Inc., Class A (a) ..............................................           127,300          5,831,613
MTC Technologies, Inc. (a) ...........................................           267,378          6,283,383
                                                                                              -------------
                                                                                                 36,127,932
                                                                                              -------------
AGRICULTURAL PRODUCTS  1.6%
Corn Products International, Inc. ....................................           183,900          6,758,325
                                                                                              -------------

AIR FREIGHT & LOGISTICS  1.6%
Forward Air Corp. ....................................................            98,700          3,076,479
Pacer International, Inc. ............................................           245,800          3,588,680
                                                                                              -------------
                                                                                                  6,665,159
                                                                                              -------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.9%
Maidenform Brands, Inc. (a) ..........................................           276,990          3,747,675
                                                                                              -------------

APPAREL RETAIL  2.1%
Stage Stores, Inc. ...................................................           277,025          4,099,970
Tween Brands, Inc. (a) ...............................................           181,900          4,816,712
                                                                                              -------------
                                                                                                  8,916,682
                                                                                              -------------
APPLICATION SOFTWARE  1.5%
MSC Software Corp. (a) ...............................................           501,589          6,515,641
                                                                                              -------------

BROADCASTING & CABLE TV  1.5%
Lin TV Corp., Class A (a) ............................................           272,200          3,312,674
Sinclair Broadcast Group, Inc., Class A ..............................           375,700          3,084,497
                                                                                              -------------
                                                                                                  6,397,171
                                                                                              -------------
BUILDING PRODUCTS  0.2%
Dayton Superior Corp. (a) ............................................           258,300          1,007,370
                                                                                              -------------

COMMERCIAL PRINTING  3.5%
Cenveo, Inc. (a) .....................................................           425,300          7,429,991


Consolidated Graphics, Inc. (a) ......................................           160,200          7,660,764
                                                                                              -------------
                                                                                                 15,090,755
                                                                                              -------------
COMMUNICATIONS EQUIPMENT  1.5%
Tekelec (a) ..........................................................           504,210          6,302,625
                                                                                              -------------

COMPUTER STORAGE & PERIPHERALS  2.0%
Electronics for Imaging, Inc. (a) ....................................           388,300          8,728,984
                                                                                              -------------

CONSTRUCTION & ENGINEERING  2.0%
Aecom Technology Corp. (a) ...........................................           101,100          2,888,427
Stantec, Inc. (Canada) (a) ...........................................           144,300          5,630,586
                                                                                              -------------
                                                                                                  8,519,013
                                                                                              -------------
DIVERSIFIED CHEMICALS  1.5%
Hercules, Inc. .......................................................           329,138          6,368,820
                                                                                              -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  2.7%
Brink's Co. ..........................................................           119,900          7,162,826
Viad Corp. ...........................................................           134,200          4,238,036
                                                                                              -------------
                                                                                                 11,400,862
                                                                                              -------------
ELECTRICAL COMPONENTS & EQUIPMENT  5.4%
Acuity Brands, Inc. ..................................................           121,200          5,454,000
A.O. Smith Corp. .....................................................           122,300          4,286,615
Belden, Inc. .........................................................           242,565         10,794,142
General Cable Corp. (a) ..............................................            37,260          2,730,413
                                                                                              -------------
                                                                                                 23,265,170
                                                                                              -------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.2%
Cognex Corp. .........................................................           246,300          4,962,945
                                                                                              -------------

GAS UTILITIES  0.8%
UGI Corp. ............................................................           121,200          3,302,700
                                                                                              -------------

HEALTH CARE DISTRIBUTORS  0.7%
PharMerica Corp. (a) .................................................           210,400          2,920,352
                                                                                              -------------

HEALTH CARE SERVICES  0.9%
Apria Healthcare Group, Inc. (a) .....................................           178,820          3,857,147
                                                                                              -------------

HOUSEHOLD PRODUCTS  0.2%
Central Garden & Pet Co. (a) .........................................           173,000            996,480
                                                                                              -------------

INDUSTRIAL MACHINERY  3.7%
Actuant Corp., Class A ...............................................           158,300          5,383,783
Albany International Corp., Class A ..................................           158,700          5,887,770
CIRCOR International, Inc. ...........................................            98,631          4,572,533
                                                                                              -------------
                                                                                                 15,844,086
                                                                                              -------------


INSURANCE BROKERS  0.8%
National Financial Partners Corp. ....................................            78,500          3,580,385
                                                                                              -------------

IT CONSULTING & OTHER SERVICES  5.4%
Gartner, Inc. (a) ....................................................           234,500          4,117,820
MAXIMUS, Inc. ........................................................           453,560         17,511,952
Ness Technologies, Inc. (a) ..........................................           144,600          1,334,658
                                                                                              -------------
                                                                                                 22,964,430
                                                                                              -------------
LIFE & HEALTH INSURANCE  1.5%
Conseco, Inc. (a) ....................................................           526,900          6,617,864
                                                                                              -------------

LIFE SCIENCES TOOLS & SERVICES  1.5%
Bio-Rad Laboratories, Inc., Class A (a) ..............................            60,457          6,264,554
                                                                                              -------------

METAL & GLASS CONTAINERS  1.0%
Silgan Holdings, Inc. ................................................            81,800          4,248,692
                                                                                              -------------

MORTGAGE REIT'S  0.5%
Anthracite Capital, Inc. .............................................           302,400          2,189,376
                                                                                              -------------

MULTI-UTILITIES  1.6%
Avista Corp. .........................................................           221,400          4,768,956
PNM Resources, Inc. ..................................................            95,150          2,040,968
                                                                                              -------------
                                                                                                  6,809,924
                                                                                              -------------
OFFICE SERVICES & SUPPLIES  5.5%
ACCO Brands Corp. (a) ................................................           840,835         13,486,993
IKON Office Solutions, Inc. ..........................................           758,500          9,875,670
                                                                                              -------------
                                                                                                 23,362,663
                                                                                              -------------
OIL & GAS EQUIPMENT & SERVICES  1.7%
Exterran Holdings, Inc. (a) ..........................................            41,793          3,418,668
Superior Energy Services, Inc. (a) ...................................           106,720          3,673,302
                                                                                              -------------
                                                                                                  7,091,970
                                                                                              -------------
OIL & GAS EXPLORATION & PRODUCTION  1.2%
St. Mary Land & Exploration Co. ......................................           137,240          5,298,836
                                                                                              -------------

PAPER PACKAGING  1.6%
Rock-Tenn Co., Class A ...............................................           273,000          6,936,930
                                                                                              -------------

PHARMACEUTICALS  4.3%
Perrigo Co. ..........................................................           152,655          5,344,452
Salix Pharmaceuticals, Ltd. (a) ......................................           225,000          1,773,000
Sciele Pharma, Inc. (a) ..............................................           347,900          7,114,555
Valeant Pharmaceuticals International (a) ............................           358,000          4,285,260
                                                                                              -------------
                                                                                                 18,517,267
                                                                                              -------------


PROPERTY & CASUALTY INSURANCE  5.1%
AmTrust Financial Services, Inc. .....................................           235,800          3,246,966
Argo Group International Holdings, Ltd. (Bermuda) (a) ................           106,900          4,503,697
Employers Holdings, Inc. .............................................           257,000          4,294,470
ProAssurance Corp. (a) ...............................................           107,599          5,909,337
United America Indemnity, Ltd., Class A (Cayman
  Islands) (a) .......................................................           192,724          3,839,062
                                                                                              -------------
                                                                                                 21,793,532
                                                                                              -------------
PUBLISHING  0.6%
Dolan Media Co. (a) ..................................................            95,700          2,791,569
                                                                                              -------------

REGIONAL BANKS  1.2%
Integra Bank Corp. ...................................................           109,680          1,547,585
MB Financial, Inc. ...................................................           110,150          3,395,924
                                                                                              -------------
                                                                                                  4,943,509
                                                                                              -------------
REINSURANCE  3.0%
Max Capital Group, Ltd. (Bermuda) ....................................           253,400          7,092,666
Platinum Underwriters Holdings, Ltd. (Bermuda) .......................           157,900          5,614,924
                                                                                              -------------
                                                                                                 12,707,590
                                                                                              -------------
RESTAURANTS  2.1%
AFC Enterprises, Inc. (a) ............................................           360,600          4,081,992
Denny's Corp. (a) ....................................................         1,309,330          4,909,988
                                                                                              -------------
                                                                                                  8,991,980
                                                                                              -------------
SEMICONDUCTORS  0.8%
Cirrus Logic, Inc. (a) ...............................................           206,599          1,090,843
Microsemi Corp. (a) ..................................................           106,800          2,364,552
                                                                                              -------------
                                                                                                  3,455,395
                                                                                              -------------
SPECIALIZED REIT'S  0.8%
LaSalle Hotel Properties .............................................           111,900          3,569,610
                                                                                              -------------

SPECIALTY CHEMICALS  2.7%
Cytec Industries, Inc. ...............................................            98,300          6,053,314
Zep, Inc. (a) ........................................................           386,700          5,363,529
                                                                                              -------------
                                                                                                 11,416,843
                                                                                              -------------
THRIFTS & MORTGAGE FINANCE  1.0%
Oritani Financial Corp. (a) ..........................................            62,300            766,290
Provident New York Bancorp ...........................................           257,110          3,321,861
                                                                                              -------------
                                                                                                  4,088,151
                                                                                              -------------
TRADING COMPANIES & DISTRIBUTORS  1.0%
TAL International Group, Inc. ........................................           181,374          4,129,886
                                                                                              -------------

TRUCKING  0.9%
Dollar Thrifty Automotive Group, Inc. (a) ............................           163,400          3,869,312
                                                                                              -------------


WIRELESS TELECOMMUNICATION SERVICES  1.7%
Cellcom Israel, Ltd. (Israel) ........................................            32,900          1,044,904
Syniverse Holdings, Inc. (a) .........................................           396,200          6,172,796
                                                                                              -------------
                                                                                                  7,217,700
                                                                                              -------------
TOTAL COMMON STOCKS ....................................................................        390,553,862
                                                                                              -------------

INVESTMENT COMPANY  1.5%
iShares Russell 2000 Value Index Fund ................................            89,900          6,336,152
                                                                                              -------------

CONVERTIBLE CORPORATE OBLIGATION  0.2%
Epicor Software Corp. ($771,000 par, 2.38% coupon, maturing 05/15/27) ..................            701,610
                                                                                              -------------

TOTAL LONG-TERM INVESTMENTS  93.2%
 (Cost $355,707,202) ...................................................................        397,591,624
                                                                                              -------------

REPURCHASE AGREEMENTS  7.6%
Banc of America Securities ($9,138,808 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated
   12/31/07, to be sold on 01/02/08 at $9,141,093) .....................................          9,138,808
Citigroup Global Markets, Inc. ($8,123,385 par collateralized by U S
   Government obligations in a pooled cash account, interest rate of 4.10%,
   dated 12/31/07, to be sold on 01/02/08 at $8,125,235) ...............................          8,123,385
State Street Bank & Trust Co. ($15,184,807 par collateralized by U S
   Government obligations in a pooled cash account, interest rate of 3.90%,
   dated 12/31/07, to be sold on 01/02/08 at $15,188,098) ..............................         15,184,807
                                                                                              -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $32,447,000) ...................................................................         32,447,000
                                                                                              -------------

TOTAL INVESTMENTS  100.8%
  (Cost $388,154,202) ..................................................................        430,038,624

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.8%) ..........................................         (3,218,367)
                                                                                              -------------

NET ASSETS 100.0% ......................................................................      $ 426,820,257
                                                                                              =============


Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare income dividends.


VAN KAMPEN UTILITY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)

DESCRIPTION                                                SHARES       VALUE
-----------                                               -------   ------------
COMMON STOCKS 91.7%
ELECTRIC UTILITIES 35.0%
Allegheny Energy, Inc. ................................   104,000   $  6,615,440
American Electric Power Co., Inc. .....................   155,455      7,237,985
DPL, Inc. .............................................    67,000      1,986,550
Duke Energy Corp. .....................................   290,200      5,853,334
Edison International, Inc. ............................   125,000      6,671,250
Entergy Corp. .........................................    64,000      7,649,280
Exelon Corp. ..........................................   127,000     10,368,280
FirstEnergy Corp. .....................................   108,872      7,875,800
FPL Group, Inc. .......................................   122,116      8,277,022
Northeast Utilities ...................................   151,000      4,727,810
PPL Corp. .............................................   156,842      8,169,900
Southern Co. ..........................................   200,600      7,773,250
                                                                    ------------
                                                                      83,205,901
                                                                    ------------
GAS UTILITIES 5.5%
AGL Resources, Inc. ...................................    99,000      3,726,360
Equitable Resources, Inc. .............................    60,000      3,196,800
New Jersey Resources Corp. ............................    40,000      2,000,800
Nicor, Inc. ...........................................    23,000        974,050
Questar Corp. .........................................    60,000      3,246,000
                                                                    ------------
                                                                      13,144,010
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 9.5%
AES Corp. (a) .........................................   278,000      5,946,420
Constellation Energy Group, Inc. ......................    72,700      7,453,931
Dynegy, Inc., Class A (a) .............................   235,000      1,677,900
NRG Energy, Inc. (a) ..................................   173,000      7,497,820
                                                                    ------------
                                                                      22,576,071
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES 9.5%
AT&T, Inc. ............................................   181,710      7,551,868
Citizens Communications Co. ...........................    85,000      1,082,050
Iowa Telecommunications Services, Inc. ................    70,000      1,138,200
Telefonica, SA - ADR (Spain) ..........................    32,000      3,122,880

Telefonos de Mexico, SA de CV - ADR (Mexico) ..........    89,000      3,278,760
Verizon Communications, Inc. ..........................   116,000      5,068,040
Windstream Corp. ......................................    90,549      1,178,948
                                                                    ------------
                                                                      22,420,746
                                                                    ------------
MULTI-UTILITIES 24.6%
Ameren Corp. ..........................................    75,000      4,065,750
CMS Energy Corp. ......................................   284,000      4,935,920
Consolidated Edison, Inc. .............................    78,600      3,839,610
Dominion Resources, Inc. ..............................   184,000      8,730,800
DTE Energy Co. ........................................    70,000      3,077,200
MDU Resources Group, Inc. .............................   121,500      3,354,615
NSTAR .................................................    61,200      2,216,664
PG&E Corp. ............................................   142,000      6,118,780
Public Service Enterprise Group, Inc. .................    81,000      7,957,440
SCANA Corp. ...........................................    80,000      3,372,000
Sempra Energy .........................................   108,000      6,683,040
Wisconsin Energy Corp. ................................    84,000      4,091,640
                                                                    ------------
                                                                      58,443,459
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION 3.5%
Spectra Energy Corp. ..................................   114,600      2,958,972
Williams Cos., Inc. ...................................   148,500      5,313,330
                                                                    ------------
                                                                       8,272,302
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES 4.1%
America Movil, SA de CV, Ser L - ADR (Mexico) .........    30,000      1,841,700
Crown Castle International Corp. (a) ..................    69,000      2,870,400
Rogers Communications, Inc., Class B (Canada) .........    70,000      3,167,500
Vodafone Group PLC - ADR (United Kingdom) .............    50,000      1,866,000
                                                                    ------------
                                                                       9,745,600
                                                                    ------------
TOTAL COMMON STOCKS 91.7% .............................              217,808,089
                                                                    ------------
INVESTMENT COMPANIES 3.9%
Telecom HOLDRS Trust ..................................   125,100      4,750,047
iShares S&P Global Telecommunications Sector Index
   Fund ...............................................    59,300      4,592,192
                                                                    ------------
TOTAL INVESTMENT COMPANIES ............................                9,342,239
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 95.6%
   (Cost $154,810,648) ................................              227,150,328
                                                                    ------------

REPURCHASE AGREEMENTS 4.4%
Banc of America Securities ($2,930,885 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 4.50%,
   dated 12/31/07, to be sold on 01/02/08
   at $2,931,618) .....................................                2,930,885
Citigroup Global Markets, Inc. ($2,605,231 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 4.10%,
   dated 12/31/07, to be sold on 01/02/08
   at $2,605,825) .....................................                2,605,231
State Street Bank & Trust Co. ($4,869,884 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 3.90%,
   dated 12/31/07, to be sold on 01/02/08
   at $4,870,939) .....................................                4,869,884
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,406,000) .................................               10,406,000
                                                                    ------------
TOTAL INVESTMENTS  100.0%
   (Cost $165,216,648) ................................              237,556,328

OTHER ASSETS IN EXCESS OF LIABILITIES 0.0% ............                   73,155
                                                                    ------------
NET ASSETS 100.0% .....................................             $237,629,483
                                                                    ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

VAN KAMPEN VALUE OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS | DECEMBER 31, 2007 (UNAUDITED)

                                                                             NUMBER OF
DESCRIPTION                                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS   90.2%
AEROSPACE & DEFENSE   1.4%
L-3 Communications Holdings, Inc. ....................................          33,900     $  3,591,366
                                                                                           ------------

AIRLINES   5.2%
AMR Corp. (a) ........................................................         340,000        4,770,200
Continental Airlines, Inc., Class B (a) ..............................         184,000        4,094,000
Southwest Airlines Co. ...............................................         345,700        4,217,540
                                                                                           ------------
                                                                                             13,081,740
                                                                                           ------------
ALUMINUM   0.5%
Alcoa, Inc. ..........................................................          36,100        1,319,455
                                                                                           ------------

APPAREL, ACCESSORIES & LUXURY GOODS   2.4%
Hanesbrands, Inc. (a) ................................................         158,000        4,292,860
Liz Claiborne, Inc. ..................................................          81,000        1,648,350
                                                                                           ------------
                                                                                              5,941,210
                                                                                           ------------
ASSET MANAGEMENT & CUSTODY BANKS   1.3%
Bank of New York Mellon Corp. ........................................          65,283        3,183,199
                                                                                           ------------

AUTOMOTIVE RETAIL   2.2%
Pantry, Inc. (a) .....................................................         206,900        5,406,297
                                                                                           ------------

BROADCASTING & CABLE TV   2.5%
Comcast Corp., Class A (a) ...........................................         334,200        6,102,492
                                                                                           ------------

COMPUTER HARDWARE   0.9%
Dell, Inc. (a) .......................................................          95,500        2,340,705
                                                                                           ------------

DATA PROCESSING & OUTSOURCED SERVICES   1.1%
Computer Sciences Corp. (a) ..........................................          56,000        2,770,320
                                                                                           ------------

DIVERSIFIED BANKS   3.6%
Barclays PLC - ADR (United Kingdom) ..................................          40,000        1,614,800
Wachovia Corp. .......................................................         144,600        5,499,138
Wells Fargo & Co. ....................................................          64,900        1,959,331
                                                                                           ------------
                                                                                              9,073,269
                                                                                           ------------
DIVERSIFIED CHEMICALS   1.0%
Du Pont (E.I.) de Nemours & Co. ......................................          54,900        2,420,541
                                                                                           ------------

DRUG RETAIL   1.6%
CVS Caremark Corp. ...................................................         100,800        4,006,800
                                                                                           ------------

ELECTRONIC MANUFACTURING SERVICES   1.3%
Kemet Corp. (a) ......................................................         493,520        3,272,038
                                                                                           ------------

GOLD   0.9%
Newmont Mining Corp. .................................................          46,200        2,255,946
                                                                                           ------------

HEALTH CARE EQUIPMENT   1.0%
Cooper Co., Inc. .....................................................          67,600        2,568,800
                                                                                           ------------

HOUSEHOLD PRODUCTS   2.2%
Kimberly-Clark Corp. .................................................          35,200        2,440,768
Procter & Gamble Co. .................................................          42,300        3,105,666
                                                                                           ------------
                                                                                              5,546,434
                                                                                           ------------
HYPERMARKETS & SUPER CENTERS   2.3%
Wal-Mart Stores, Inc. ................................................         119,100        5,660,823
                                                                                           ------------

INTEGRATED TELECOMMUNICATION SERVICES   3.5%
AT&T, Inc. ...........................................................          92,400        3,840,144
Verizon Communications, Inc. .........................................         112,000        4,893,280
                                                                                           ------------
                                                                                              8,733,424
                                                                                           ------------
INTERNET RETAIL   1.5%
Orbitz Worldwide, Inc. (a) ...........................................         436,500        3,710,250
                                                                                           ------------

INVESTMENT BANKING & BROKERAGE   1.9%
Bear Stearns Co., Inc. ...............................................          27,100        2,391,575
Merrill Lynch & Co., Inc. ............................................          42,900        2,302,872
                                                                                           ------------
                                                                                              4,694,447
                                                                                           ------------
LIFE & HEALTH INSURANCE   1.2%
MetLife, Inc. ........................................................          48,500        2,988,570
                                                                                           ------------

MOVIES & ENTERTAINMENT   7.8%
Live Nation, Inc. (a) ................................................         467,600        6,789,552
Time Warner, Inc. ....................................................         331,200        5,468,112
Viacom, Inc., Class B (a) ............................................         162,200        7,123,824
                                                                                           ------------
                                                                                             19,381,488
                                                                                           ------------
MULTI-LINE INSURANCE   0.8%
American International Group, Inc. ...................................          34,700        2,023,010
                                                                                           ------------

MULTI-UTILITIES   1.2%
CMS Energy Corp. .....................................................         175,200        3,044,976
                                                                                           ------------

OTHER DIVERSIFIED FINANCIAL SERVICES   3.5%
Bank of America Corp. ................................................          94,800        3,911,448
Citigroup, Inc. ......................................................         162,700        4,789,888
                                                                                           ------------
                                                                                              8,701,336
                                                                                           ------------

PACKAGED FOODS & MEATS   6.0%
Cadbury Schweppes PLC - ADR (United Kingdom) .........................          98,100        4,843,197
Kraft Foods, Inc., Class A ...........................................          87,400        2,851,862
Sara Lee Corp. .......................................................         191,700        3,078,702
Unilever NV (Netherlands) ............................................         112,800        4,112,688
                                                                                           ------------
                                                                                             14,886,449
                                                                                           ------------
PAPER PACKAGING   2.5%
Smurfit-Stone Container Corp. (a) ....................................         594,500        6,277,920
                                                                                           ------------

PAPER PRODUCTS   6.5%
AbitibiBowater, Inc. (a) .............................................         296,882        6,118,738
International Paper Co. ..............................................         234,275        7,585,825
MeadWestvaco Corp. ...................................................          79,100        2,475,830
                                                                                           ------------
                                                                                             16,180,393
                                                                                           ------------
PHARMACEUTICALS   12.2%
Abbott Laboratories ..................................................          61,500        3,453,225
Bristol-Myers Squibb Co. .............................................         197,400        5,235,048
Eli Lilly & Co. ......................................................          53,100        2,835,009
GlaxoSmithKline PLC - ADR (United Kingdom) ...........................          36,600        1,844,274
Pfizer, Inc. .........................................................         104,680        2,379,376
Schering-Plough Corp. ................................................         205,400        5,471,856
Watson Pharmaceuticals, Inc. (a) .....................................         149,100        4,046,574
Wyeth ................................................................         119,230        5,268,774
                                                                                           ------------
                                                                                             30,534,136
                                                                                           ------------
PROPERTY & CASUALTY INSURANCE   4.8%
Allied World Assurance Holdings, Ltd. (Bermuda) ......................          56,000        2,809,520
Aspen Insurance Holdings, Ltd. (Bermuda) .............................         205,100        5,915,084
Chubb Corp. ..........................................................          59,600        3,252,968
                                                                                           ------------
                                                                                             11,977,572
                                                                                           ------------
REINSURANCE   1.8%
Flagstone Reinsurance Holdings, Ltd. (Bermuda) .......................         315,300        4,382,670
                                                                                           ------------

SOFT DRINKS   2.1%
Coca-Cola Co. ........................................................          83,700        5,136,669
                                                                                           ------------

THRIFTS & MORTGAGE FINANCE   1.5%
Federal Home Loan Mortgage Corp. .....................................          65,620        2,235,673
People's United Financial, Inc. ......................................          82,600        1,470,280
                                                                                           ------------
                                                                                              3,705,953
                                                                                           ------------
TOTAL LONG-TERM INVESTMENTS   90.2%
  (Cost $231,640,560) ...............................................................       224,900,698
                                                                                           ------------

REPURCHASE AGREEMENTS  9.9%
Banc of America Securities ($6,992,890 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated
   12/31/07, to be sold on 01/02/08 at $6,994,639) ..................................         6,992,890
Citigroup Global Markets, Inc. ($6,215,903 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.10%,
   dated 12/31/07, to be sold on 01/02/08 at $6,217,319) ............................         6,215,903
State Street Bank & Trust Co. ($11,619,207 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 3.90%,
   dated 12/31/07, to be sold on 01/02/08 at $11,621,724) ...........................        11,619,207
                                                                                           ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $24,828,000).................................................................        24,828,000
                                                                                           ------------
TOTAL INVESTMENTS  100.1%
  (Cost $256,468,560)................................................................       249,728,698
                                                                                           ------------

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)........................................          (350,240)
                                                                                           ------------

NET ASSETS 100.0%....................................................................      $249,378,458
                                                                                           ============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS | DECEMBER 31, 2007 (UNAUDITED)

                                                                             NUMBER OF
DESCRIPTION                                                                    SHARES            VALUE
----------------------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS
INVESTMENT COMPANIES   97.5%
Van Kampen American Value Fund, Class I ................................       110,214        $  3,099,224
Van Kampen Corporate Bond Fund, Class I ................................     1,356,488           8,898,559
Van Kampen Emerging Markets Fund, Class I ..............................        50,304           1,325,507
Van Kampen Enterprise Fund, Class I ....................................       167,634           2,648,611
Van Kampen Equity Premium Income Fund, Class I .........................       250,463           2,642,389
Van Kampen Government Securities Fund, Class I .........................       704,616           7,109,574
Van Kampen Growth and Income Fund, Class I .............................       103,786           2,205,455
Van Kampen International Growth Fund, Class I ..........................       148,269           3,533,256
Van Kampen Limited Duration Fund, Class I ..............................       567,745           6,211,130
Van Kampen Pace Fund, Class I ..........................................       164,751           2,209,307
Van Kampen US Mortgage Fund, Class I ...................................       334,888           4,440,611
                                                                                              ------------
TOTAL LONG-TERM INVESTMENTS
  (Cost $44,449,056)...................................................................         44,323,623
                                                                                              ------------
REPURCHASE AGREEMENTS   23.0%
Banc of America Securities ($2,938,772 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated
   12/31/07, to be sold on 01/02/08 at $2,939,506) ....................................          2,938,772
Citigroup Global Markets, Inc. ($2,612,241 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.10%,
   dated 12/31/07, to be sold on 01/02/08 at $2,612,836)  .............................          2,612,241
State Street Bank & Trust Co. ($4,882,987 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 3.90%,
   dated 12/31/07, to be sold on 01/02/08 at $4,884,045)  .............................          4,882,987
                                                                                              ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,434,000)..................................................................         10,434,000
                                                                                              ------------
TOTAL INVESTMENTS  120.5%
   (Cost $54,883,056)..................................................................         54,757,623

LIABILITIES IN EXCESS OF OTHER ASSETS  (20.5%).........................................         (9,302,750)
                                                                                              ------------

NET ASSETS 100.0%......................................................................       $ 45,454,873
                                                                                              ============

Percentages are calculated as a percentage of net assets.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
PORTFOLIO OF INVESTMENTS | DECEMBER 31, 2007 (UNAUDITED)

                                                                     NUMBER OF
DESCRIPTION                                                           SHARES            VALUE
--------------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS
INVESTMENT COMPANIES   98.5%
Van Kampen Comstock Fund, Class I ................................     490,629      $    8,576,189
Van Kampen Corporate Bond Fund, Class I ..........................     548,681           3,599,345
Van Kampen Emerging Markets Fund, Class I ........................     162,801           4,289,818
Van Kampen Enterprise Fund, Class I ..............................     631,753           9,981,702
Van Kampen Growth and Income Fund, Class I .......................     268,409           5,703,696
Van Kampen High Yield Fund, Class I ..............................     347,001           3,584,523
Van Kampen International Growth Fund, Class I ....................     599,361          14,282,765
Van Kampen Limited Duration Fund, Class I ........................     327,882           3,587,032
Van Kampen Mid Cap Growth Fund, Class I ..........................     147,942           4,284,406
Van Kampen Pace Fund, Class I ....................................     425,471           5,705,572
Van Kampen Real Estate Securities Fund, Class I ..................     228,329           4,331,410
Van Kampen US Mortgage Fund, Class I .............................     270,859           3,591,591
                                                                                    --------------
TOTAL LONG-TERM INVESTMENTS
   (Cost $72,223,378)...........................................................        71,518,049
                                                                                    --------------
REPURCHASE AGREEMENTS   10.9%
Banc of America Securities ($2,218,865 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated
   12/31/07, to be sold on 01/02/08 at $2,219,420) .............................         2,218,865
Citigroup Global Markets, Inc. ($1,972,325 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.10%,
   dated 12/31/07, to be sold on 01/02/08 at $1,972,774)  ......................         1,972,325
State Street Bank & Trust Co. ($3,686,810 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 3.90%,
   dated 12/31/07, to be sold on 01/02/08 at $3,687,608)  ......................         3,686,810
                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,878,000)............................................................         7,878,000
                                                                                    --------------
TOTAL INVESTMENTS  109.4%
   (Cost $80,101,378)...........................................................        79,396,049

LIABILITIES IN EXCESS OF OTHER ASSETS  (9.4%)...................................        (6,811,479)
                                                                                    --------------

NET ASSETS 100.0%...............................................................    $   72,584,570
                                                                                    ==============

Percentages are calculated as a percentage of net assets.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND
PORTFOLIO OF INVESTMENTS | DECEMBER 31, 2007 (UNAUDITED)

                                                                           NUMBER OF
DESCRIPTION                                                                 SHARES           VALUE
-----------------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS
INVESTMENT COMPANIES  98.8%
Van Kampen Comstock Fund, Class I ................................          373,776      $  6,533,612
Van Kampen Corporate Bond Fund, Class I ..........................          626,759         4,111,538
Van Kampen Emerging Markets Fund, Class I ........................          154,980         4,083,720
Van Kampen Enterprise Fund, Class I ..............................          515,843         8,150,325
Van Kampen Government Securities Fund, Class I ...................          813,703         8,210,259
Van Kampen Growth and Income Fund, Class I .......................          191,677         4,073,132
Van Kampen High Yield Fund, Class I ..............................          396,384         4,094,645
Van Kampen International Growth Fund, Class I ....................          547,970        13,058,126
Van Kampen Limited Duration Fund, Class I ........................          899,012         9,835,196
Van Kampen Mid Cap Growth Fund, Class I ..........................          140,848         4,078,966
Van Kampen Pace Fund, Class I ....................................          303,624         4,071,593
Van Kampen Real Estate Securities Fund, Class I ..................          260,222         4,936,418
Van Kampen US Mortgage Fund, Class I .............................          495,060         6,564,499
                                                                                         ------------

TOTAL LONG-TERM INVESTMENTS
  (Cost $83,342,801) ..............................................................        81,802,029
                                                                                         ------------

REPURCHASE AGREEMENTS  16.4%
Banc of America Securities ($3,816,403 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated
  12/31/07, to be sold on 01/02/08 at $3,817,358) .................................        3,816,403
Citigroup Global Markets, Inc. ($3,392,359 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.10%,
  dated 12/31/07, to be sold on 01/02/08 at $3,393,131) ...........................        3,392,359
State Street Bank & Trust Co. ($6,341,238 par collateralized by U S.
  Government obligations in a pooled cash account, interest rate of 3.90%,
  dated 12/31/07, to be sold on 01/02/08 at $6,342,612) ...........................        6,341,238
                                                                                         ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $13,550,000) ..............................................................        13,550,000
                                                                                         ------------

TOTAL INVESTMENTS  115.2%
  (Cost $96,892,801) ..............................................................        95,352,029

LIABILITIES IN EXCESS OF OTHER ASSETS  (15.2%) ....................................       (12,608,537)
                                                                                         ------------

NET ASSETS  100.0% ................................................................      $ 82,743,492
                                                                                         ============

Percentages are calculated as a percentage of net assets.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007(UNAUDITED)

                                                           NUMBER
                                                             OF
DESCRIPTION                                                SHARES       VALUE
-----------                                               -------   ------------
COMMON STOCKS 98.7%
AEROSPACE & DEFENSE 0.8%
Ceradyne, Inc. (a) ....................................       574   $     26,938
DynCorp International, Inc., Class A (a) ..............       456         12,257
                                                                    ------------
                                                                          39,195
                                                                    ------------
AGRICULTURAL PRODUCTS   0.0%
Fresh Del Monte Produce, Inc. (Cayman Islands) (a) ....        10            336
                                                                    ------------
AIR FREIGHT & LOGISTICS 1.5%
ABX Holdings, Inc. (a) ................................     4,589         19,182
Atlas Air Worldwide Holdings, Inc. (a) ................       633         34,321
Park-Ohio Holdings Corp. (a) ..........................       716         17,972
                                                                    ------------
                                                                          71,475
                                                                    ------------
AIRLINES   0.9%
ExpressJet Holdings, Inc. (a) .........................     3,069          7,611
Republic Airways Holdings, Inc. (a) ...................       832         16,299
SkyWest, Inc. .........................................       644         17,291
                                                                    ------------
                                                                          41,201
                                                                    ------------
ALTERNATIVE CARRIERS 0.8%
Premiere Global Services, Inc. (a) ....................     2,461         36,546
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS 0.9%
Perry Ellis International, Inc. (a) ...................     1,377         21,178
Phillips-Van Heusen Corp. .............................       637         23,480
                                                                    ------------
                                                                          44,658
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS 0.5%
GAMCO Investors, Inc., Class A ........................       351         24,289
                                                                    ------------
AUTO PARTS & EQUIPMENT 1.9%
American Axle & Manufacturing Holdings, Inc. ..........     1,605         29,885
ArvinMeritor, Inc. ....................................     2,416         28,339
Lear Corp. (a) ........................................       512         14,162
Modine Manufacturing Co. ..............................        49            809
Stoneridge, Inc. (a) ..................................     2,119         17,037
                                                                    ------------
                                                                          90,232
                                                                    ------------

AUTOMOTIVE RETAIL 1.2%
Asbury Automotive Group, Inc. .........................     1,881         28,309
Pep Boys-Manny, Moe, & Jack/The .......................        40            459
Sonic Automotive, Inc., Class A .......................     1,606         31,092
                                                                    ------------
                                                                          59,860
                                                                    ------------
BROADCASTING & CABLE TV 2.9%
Citadel Broadcasting Corp. ............................     5,656         11,651
Cox Radio, Inc., Class A (a) ..........................     2,704         32,854
Entercom Communications Corp. .........................     2,135         29,228
Entravision Communications Corp., Class A (a) .........     4,104         32,134
Gray Television, Inc. .................................     1,324         10,619
Lin TV Corp., Class A (a) .............................       410          4,990
Radio One, Inc., Class D (a) ..........................     3,925          9,302
Westwood One, Inc. ....................................     4,967          9,884
                                                                    ------------
                                                                         140,662
                                                                    ------------
BUILDING PRODUCTS 0.6%
Goodman Global, Inc. (a) ..............................     1,254         30,773
                                                                    ------------
COAL & CONSUMABLE FUELS 0.2%
USEC, Inc. (a) ........................................     1,202         10,818
                                                                    ------------
COMMERCIAL PRINTING 1.5%
Deluxe Corp. ..........................................     1,316         43,283
Ennis, Inc. ...........................................     1,525         27,450
                                                                    ------------
                                                                          70,733
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 0.7%
Accuride Corp. (a) ....................................     4,001         31,448
Cascade Corp. .........................................        47          2,183
                                                                    ------------
                                                                          33,631
                                                                    ------------
CONSUMER FINANCE 0.3%
Advanta Corp., Class B ................................     1,741         14,050
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES 0.3%
Gevity HR, Inc. .......................................     1,828         14,057
                                                                    ------------
DEPARTMENT STORES 0.0%
Bon-Ton Stores, Inc./The ..............................        34            323
                                                                    ------------

DIVERSIFIED BANKS 0.6%
Banco Latinoamericano de Exportaciones SA, Class E
   (Panama) ...........................................     1,823         29,733
                                                                    ------------
DIVERSIFIED CHEMICALS 1.6%
Hercules, Inc. ........................................     1,920         37,152
Olin Corp. ............................................     2,078         40,168
                                                                    ------------
                                                                          77,320
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 1.4%
Cornell Cos, Inc. (a) .................................     1,330         31,015
Pike Electric Corp. (a) ...............................        39            654
Viad Corp. ............................................     1,091         34,454
                                                                    ------------
                                                                          66,123
                                                                    ------------
DIVERSIFIED METALS & MINING 0.9%
Compass Minerals International, Inc. ..................       992         40,672
                                                                    ------------
ELECTRIC UTILITIES 1.7%
Central Vermont Public Service Corp. ..................       225          6,939
Unisource Energy Corp. ................................       806         25,429
Westar Energy, Inc. ...................................     1,883         48,845
                                                                    ------------
                                                                          81,213
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT 1.0%
Belden, Inc. ..........................................       556         24,742
GrafTech International, Ltd. (a) ......................     1,200         21,300
                                                                    ------------
                                                                          46,042
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES 0.8%
ABM Industries, Inc. ..................................     1,787         36,437
                                                                    ------------
FOOD DISTRIBUTORS 0.1%
Nash Finch Co. ........................................       148          5,221
                                                                    ------------
FOOD RETAIL 0.3%
Ingles Markets, Inc., Class A .........................       201          5,103
Village Super Market, Class A .........................       148          7,532
                                                                    ------------
                                                                          12,635
                                                                    ------------
FOOTWEAR 0.6%
Deckers Outdoor Corp. (a) .............................       189         29,306
                                                                    ------------

GAS UTILITIES 2.4%
Northwest Natural Gas Co. .............................       801         38,977
South Jersey Industries, Inc. .........................     1,032         37,245
WGL Holdings, Inc. ....................................     1,257         41,179
                                                                    ------------
                                                                         117,401
                                                                    ------------
HEALTH CARE EQUIPMENT 2.1%
Conmed Corp. (a) ......................................     1,422         32,863
HealthTronics, Inc. (a) ...............................       690          3,167
Invacare Corp. ........................................     1,084         27,317
STERIS Corp. ..........................................     1,261         36,367
                                                                    ------------
                                                                          99,714
                                                                    ------------
HEALTH CARE FACILITIES 0.8%
AmSurg Corp. (a) ......................................     1,361         36,829
                                                                    ------------
HEALTH CARE SERVICES 1.3%
Alliance Imaging, Inc. (a) ............................     3,132         30,130
Apria Healthcare Group, Inc. (a) ......................     1,577         34,016
                                                                    ------------
                                                                          64,146
                                                                    ------------
HOME FURNISHINGS 1.3%
Furniture Brands International, Inc. ..................     3,156         31,750
Hooker Furniture Corp. ................................     1,482         29,788
                                                                    ------------
                                                                          61,538
                                                                    ------------
HOMEBUILDING 0.8%
Avatar Holdings, Inc. (a) .............................       581         24,298
Meritage Homes Corp. (a) ..............................       190          2,768
Standard Pacific Corp. ................................     3,368         11,283
                                                                    ------------
                                                                          38,349
                                                                    ------------
HOUSEHOLD APPLIANCES 0.7%
Blount International, Inc. (a) ........................     2,416         29,741
Helen of Troy, Ltd. (Bermuda) (a) .....................       339          5,810
                                                                    ------------
                                                                          35,551
                                                                    ------------
HOUSEWARES & SPECIALTIES 1.1%
American Greetings Corp., Class A .....................     1,067         21,660
CSS Industries, Inc. ..................................       787         28,883
Tupperware Brands Corp. ...............................        82          2,708
                                                                    ------------
                                                                          53,251
                                                                    ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES 0.4%
Heidrick & Struggles International, Inc. ..............       551         20,448
                                                                    ------------
INDUSTRIAL MACHINERY 3.6%
Briggs & Stratton Corp. ...............................     1,616         36,619
Chart Industries, Inc. (a) ............................     1,017         31,425
Columbus McKinnon Corp. (a) ...........................       855         27,890
EnPro Industries, Inc. (a) ............................     1,112         34,083
Lydall, Inc. (a) ......................................       693          7,290
Robbins & Myers, Inc. .................................       487         36,832
                                                                    ------------
                                                                         174,139
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES 1.2%
Cincinnati Bell, Inc. (a) .............................     5,802         27,559
Golden Telecom, Inc. (a) ..............................       201         20,291
Hungarian Telephone & Cable Corp. (a) .................       566         10,013
                                                                    ------------
                                                                          57,863
                                                                    ------------
INTERNET SOFTWARE & SERVICES 1.2%
Infospace, Inc. .......................................     1,634         30,719
United Online, Inc. ...................................     2,368         27,990
                                                                    ------------
                                                                          58,709
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 1.2%
Evercore Partners, Inc., Class A ......................     1,438         30,989
SWS Group, Inc. .......................................     2,011         25,479
                                                                    ------------
                                                                          56,468
                                                                    ------------
IT CONSULTING & OTHER SERVICES 1.6%
CIBER, Inc. (a) .......................................     4,950         30,245
SAIC, Inc. (a) ........................................     2,402         48,328
                                                                    ------------
                                                                          78,573
                                                                    ------------
LEISURE PRODUCTS 1.9%
Arctic Cat, Inc. ......................................     2,469         29,480
Jakks Pacific, Inc. (a) ...............................     1,361         32,133
Polaris Industries, Inc. ..............................       627         29,952
                                                                    ------------
                                                                          91,565
                                                                    ------------
LIFE & HEALTH INSURANCE 3.3%
American Equity Investment Life Holding Co. ...........     2,055         17,036
Delphi Financial Group ................................     1,144         40,360
FBL Financial Group, Inc., Class A ....................       918         31,699

Phoenix Cos, Inc./The .................................     3,274         38,862
Presidential Life Corp. ...............................     1,700         29,767
                                                                    ------------
                                                                         157,724
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES 0.4%
PharmaNet Development Group, Inc. (a) .................       468         18,350
                                                                    ------------
MANAGED HEALTH CARE 0.8%
Universal American Financial Corp. (a) ................     1,512         38,692
                                                                    ------------
MARINE 0.7%
Genco Shipping & Trading, Ltd. (Marshall Islands) .....       602         32,965
                                                                    ------------
METAL & GLASS CONTAINERS 1.3%
Greif, Inc., Class A ..................................       431         28,174
Silgan Holdings, Inc. .................................       623         32,359
                                                                    ------------
                                                                          60,533
                                                                    ------------
MORTGAGE REIT'S 1.5%
Anworth Mortgage Asset Corp. ..........................     3,796         31,355
Crystal River Capital, Inc. ...........................       205          2,960
Deerfield Capital Corp. ...............................     4,164         33,312
IMPAC Mortgage Holdings, Inc. .........................    10,605          5,939
                                                                    ------------
                                                                          73,566
                                                                    ------------
MULTI-LINE INSURANCE 0.7%
Horace Mann Educators Corp. ...........................     1,871         35,437
                                                                    ------------
MULTI-UTILITIES 0.9%
Black Hills Corp. .....................................       958         42,248
                                                                    ------------
OFFICE SERVICES & SUPPLIES 1.3%
IKON Office Solutions, Inc. ...........................     3,060         39,841
United Stationers, Inc. (a) ...........................       467         21,580
                                                                    ------------
                                                                          61,421
                                                                    ------------
OIL & GAS DRILLING 1.6%
Grey Wolf, Inc. (a) ...................................     6,362         33,909
Pioneer Drilling Co., Ltd. (a) ........................     2,794         33,193
Union Drilling, Inc. (a) ..............................       702         11,071
                                                                    ------------
                                                                          78,173
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES 1.8%
Hornbeck Offshore Services, Inc. (a) ..................       808         36,320

Oil States International, Inc. (a) ....................     1,249         42,616
Trico Marine Services, Inc. (a) .......................       216          7,996
                                                                    ------------
                                                                          86,932
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION 0.8%
EXCO Resources, Inc. (a) ..............................     2,493         38,592
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION 1.2%
General Maritime Corp. (Marshall Islands) .............     1,288         31,492
Knightsbridge Tankers, Ltd. (Bermuda) .................     1,117         26,975
                                                                    ------------
                                                                          58,467
                                                                    ------------
PACKAGED FOODS & MEATS 1.5%
Cal-Maine Foods, Inc. .................................       488         12,947
Chiquita Brands International, Inc. (a) ...............     1,695         31,171
Seaboard Corp. ........................................        19         27,930
                                                                    ------------
                                                                          72,048
                                                                    ------------
PAPER PRODUCTS 0.6%
Buckeye Technologies, Inc. (a) ........................     2,230         27,875
                                                                    ------------
PERSONAL PRODUCTS 1.2%
Elizabeth Arden, Inc. (a) .............................     1,525         31,034
Prestige Brands Holdings, Inc. (a) ....................     3,635         27,190
                                                                    ------------
                                                                          58,224
                                                                    ------------
PHARMACEUTICALS 0.0%
ViroPharma, Inc. (a) ..................................         9             71
                                                                    ------------
PROPERTY & CASUALTY INSURANCE 7.2%
Aspen Insurance Holdings, Ltd. (Bermuda) ..............     1,607         46,346
Baldwin & Lyons, Inc., Class B ........................       334          9,172
Commerce Group, Inc. ..................................     1,188         42,744
Infinity Property & Casualty Corp. ....................       890         32,156
LandAmerica Financial Group, Inc. .....................       825         27,596
Midland Co./The .......................................       528         34,156
National Interstate Corp. .............................       198          6,554
Navigators Group, Inc. (a) ............................       267         17,355
PMA Capital Corp., Class A (a) ........................     2,464         20,254
ProCentury Corp. ......................................       346          5,311
RLI Corp. .............................................       642         36,459

United America Indemnity, Ltd., Class A (Cayman
   Islands) (a) .......................................       722         14,382
United Fire & Casualty Co. ............................       283          8,233
Zenith National Insurance Corp. .......................       978         43,746
                                                                    ------------
                                                                         344,464
                                                                    ------------
PUBLISHING 2.7%
Belo Corp., Ser A .....................................     2,393         41,734
Journal Communications, Inc., Class A .................     3,575         31,960
Lee Enterprises, Inc. .................................       690         10,108
PRIMEDIA, Inc. ........................................       917          7,795
Scholastic Corp. (a) ..................................     1,094         38,170
                                                                    ------------
                                                                         129,767
                                                                    ------------
REGIONAL BANKS 4.9%
BancFirst Corp. .......................................       704         30,166
Chittenden Corp. ......................................     1,182         42,103
Columbia Bancorp ......................................       517          8,541
First Regional Bancorp (a) ............................     1,337         25,256
FNB Corp. .............................................       377          8,758
Shore Bancshares, Inc. ................................       329          7,212
Sterling Financial Corp. ..............................     1,951         32,035
SVB Financial Group (a) ...............................       800         40,320
UMB Financial Corp. ...................................     1,002         38,437
                                                                    ------------
                                                                         232,828
                                                                    ------------
REINSURANCE 2.8%
IPC Holdings, Ltd. (Bermuda) ..........................       888         25,637
Max Capital Group, Ltd. (Bermuda) .....................       971         27,178
Odyssey Re Holdings Corp. .............................     1,002         36,783
Platinum Underwriters Holdings, Ltd. (Bermuda) ........     1,258         44,735
                                                                    ------------
                                                                         134,333
                                                                    ------------
RESTAURANTS 0.5%
CBRL Group, Inc. ......................................       333         10,786
Domino's Pizza, Inc. ..................................       904         11,960
                                                                    ------------
                                                                          22,746
                                                                    ------------
SEMICONDUCTOR EQUIPMENT 1.6%
Axcelis Technologies, Inc. (a) ........................     3,327         15,304
Entegris, Inc. (a) ....................................     3,914         33,778

Kulicke & Soffa Industries, Inc. (a) ..................     4,111         28,201
                                                                    ------------
                                                                          77,283
                                                                    ------------
SPECIALIZED FINANCE 1.1%
Encore Capital Group, Inc. (a) ........................     2,990         28,943
Primus Guaranty, Ltd. (Bermuda) (a) ...................     3,634         25,475
                                                                    ------------
                                                                          54,418
                                                                    ------------
SPECIALIZED REIT'S 0.6%
National Health Investors, Inc. .......................     1,113         31,053
                                                                    ------------
SPECIALTY CHEMICALS 3.7%
Arch Chemicals, Inc. ..................................       157          5,770
Innospec, Inc. ........................................     1,652         28,348
Minerals Technologies, Inc. ...........................       566         37,894
Rockwood Holdings, Inc. (a) ...........................       847         28,137
Sensient Technologies Corp. ...........................     1,388         39,253
WR Grace & Co. (a) ....................................     1,497         39,191
                                                                    ------------
                                                                         178,593
                                                                    ------------
SPECIALTY STORES 0.1%
Blockbuster, Inc., Class A (a) ........................       123            480
Jo-Ann Stores, Inc. (a) ...............................       205          2,681
                                                                    ------------
                                                                           3,161
                                                                    ------------
STEEL 2.0%
Metal Management, Inc. ................................       411         18,713
Olympic Steel, Inc. ...................................       965         30,600
Quanex Corp. ..........................................       860         44,634
                                                                    ------------
                                                                          93,947
                                                                    ------------
TECHNOLOGY DISTRIBUTORS 1.3%
Agilysys, Inc. ........................................     2,023         30,588
Anixter International, Inc. (a) .......................       510         31,757
                                                                    ------------
                                                                          62,345
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 1.8%
Corus Bankshares, Inc. ................................       464          4,951
Federal Agricultural Mortgage Corp., Class C ..........     1,204         31,689
FirstFed Financial Corp. (a) ..........................       886         31,737
Triad Guaranty, Inc. (a) ..............................     2,029         19,884
                                                                    ------------
                                                                          88,261
                                                                    ------------

TIRES & RUBBER 0.1%
Cooper Tire & Rubber Co. ..............................       367          6,085
                                                                    ------------
TOBACCO 1.4%
Universal Corp. .......................................       787         40,310
Vector Group, Ltd. ....................................     1,357         27,222
                                                                    ------------
                                                                          67,532
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS 1.0%
Applied Industrial Technologies, Inc. .................       133          3,860
Rush Enterprises, Inc., Class A (a) ...................     1,425         25,906
UAP Holding Corp. .....................................       425         16,405
                                                                    ------------
                                                                          46,171
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES 0.7%
USA Mobility, Inc. (a) ................................     2,374         33,948
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 98.7%
   (Cost $5,436,471) ..................................                4,740,338

REPURCHASE AGREEMENTS 1.6%
Banc of America Securities ($20,842 par collateralized
   by U.S. Government obligations in a pooled cash
   account, interest rate of 4.50%, dated 12/31/07,
   to be sold on 01/02/08 at $20,848) .................                   20,842
Citigroup Global Markets, Inc. ($18,527 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 4.10%,
   dated 12/31/07, to be sold on 01/02/08
   at $18,531) ........................................                   18,527
State Street Bank & Trust Co. ($34,631 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 3.90%,
   dated 12/31/07, to be sold on 01/02/08
   at $34,639) ........................................                   34,631
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $74,000) .....................................                   74,000
                                                                    ------------
TOTAL INVESTMENTS 100.3%
   (Cost $5,510,471) ..................................                4,814,338
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%) ..........                  (12,918)
                                                                    ------------
NET ASSETS 100.0% .....................................             $  4,801,420
                                                                    ------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

VAN KAMPEN CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------------------------------------------------   ---------   ------------
COMMON STOCKS 97.7%
AEROSPACE & DEFENSE  3.8%
Boeing Co. ..........................................       1,680   $    146,933
Northrop Grumman Corp. ..............................       1,130         88,863
Raytheon Co. ........................................       1,690        102,583
United Technologies Corp. ...........................       1,870        143,130
                                                                    ------------
                                                                         481,509
                                                                    ------------
AGRICULTURAL PRODUCTS 2.3%
Archer-Daniels-Midland Co. ..........................       6,460        299,938
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS 1.6%
Coach, Inc. (a)......................................       6,510        199,076
                                                                    ------------
BIOTECHNOLOGY 1.6%
Gilead Sciences, Inc. (a)............................       4,410        202,904
                                                                    ------------
COMMUNICATIONS EQUIPMENT 2.8%
Cisco Systems, Inc. (a)..............................       9,000        243,630
Corning, Inc. .......................................       4,740        113,712
                                                                    ------------
                                                                         357,342
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL 1.3%
Best Buy Co., Inc. ..................................       3,200        168,480
                                                                    ------------
COMPUTER HARDWARE 4.8%
Apple, Inc. (a)......................................         990        196,099
Hewlett-Packard Co. .................................       3,970        200,406
IBM Corp. ...........................................       2,070        223,767
                                                                    ------------
                                                                         620,272
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS 2.9%
Caterpillar, Inc. ...................................       2,580        187,205
PACCAR, Inc. ........................................       3,435        187,139
                                                                    ------------
                                                                         374,344
                                                                    ------------
DEPARTMENT STORES 1.2%
Nordstrom, Inc. .....................................       4,080        149,858
                                                                    ------------
DIVERSIFIED BANKS 1.6%
Wachovia Corp. ......................................       5,310        201,939
                                                                    ------------
DIVERSIFIED METALS & MINING 1.6%
Freeport-McMoRan Copper & Gold, Inc. ................       1,940        198,734
                                                                    ------------
FOOTWEAR 1.9%
NIKE, Inc., Class B .................................       3,840        246,682
                                                                    ------------
GENERAL MERCHANDISE STORES 1.4%
Target Corp. ........................................       3,490        174,500
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES 1.1%
Royal Caribbean Cruises, Ltd. (Liberia) .............       3,360        142,598
                                                                    ------------
INDUSTRIAL CONGLOMERATES 4.7%
General Electric Co. ................................      10,960        406,287
Textron, Inc. .......................................       2,760        196,788
                                                                    ------------
                                                                         603,075
                                                                    ------------
INDUSTRIAL MACHINERY 1.0%
Eaton Corp. .........................................       1,320        127,974
                                                                    ------------

INTEGRATED OIL & GAS 7.3%
ConocoPhillips ......................................       4,200        370,860
Marathon Oil Corp. ..................................       4,360        265,350
Occidental Petroleum Corp. ..........................       3,870        297,951
                                                                    ------------
                                                                         934,161
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES 3.4%
AT&T, Inc. ..........................................      10,390        431,808
                                                                    ------------
INTERNET SOFTWARE & SERVICES 2.5%
Google, Inc., Class A (a)............................         457        316,006
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 4.7%
Goldman Sachs Group, Inc. ...........................       1,070        230,103
Lehman Brothers Holdings, Inc. ......................       2,890        189,122
Merrill Lynch & Co., Inc. ...........................       3,270        175,534
                                                                    ------------
                                                                         594,759
                                                                    ------------
LIFE & HEALTH INSURANCE 1.5%
MetLife, Inc. .......................................       3,020        186,092
                                                                    ------------
MANAGED HEALTH CARE 4.8%
CIGNA Corp. .........................................       3,220        173,010
UnitedHealth Group, Inc. ............................       3,970        231,054
WellPoint, Inc. (a)..................................       2,360        207,043
                                                                    ------------
                                                                         611,107
                                                                    ------------
MOVIES & ENTERTAINMENT 1.6%
Walt Disney Co. .....................................       6,330        204,332
                                                                    ------------
MULTI-LINE INSURANCE 2.1%
American International Group, Inc. ..................       4,690        273,427
                                                                    ------------
MULTI-UTILITIES 1.8%
Public Service Enterprise Group, Inc. ...............       2,290        224,970
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES 2.6%
Schlumberger, Ltd. (Netherlands Antilles) ...........       3,410        335,442
                                                                    ------------
OIL & GAS REFINING & MARKETING 2.1%
Valero Energy Corp. .................................       3,860        270,316
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION 1.8%
Williams Cos., Inc. .................................       6,270        224,341
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 4.5%
Bank of America Corp. ...............................       7,520        310,275
Citigroup, Inc. .....................................       9,110        268,199
                                                                    ------------
                                                                         578,474
                                                                    ------------
PAPER PRODUCTS 1.5%
International Paper Co. .............................       6,060        196,223
                                                                    ------------
PHARMACEUTICALS 4.3%
Merck & Co., Inc. ...................................       4,500        261,495
Pfizer, Inc. ........................................      12,850        292,080
                                                                    ------------
                                                                         553,575
                                                                    ------------
PROPERTY & CASUALTY INSURANCE 1.4%
Allstate Corp. ......................................       3,390        177,060
                                                                    ------------
RAILROADS 1.6%
CSX Corp. ...........................................       4,520        198,790
                                                                    ------------

RESTAURANTS 1.5%
McDonald's Corp. ....................................       3,350        197,348
                                                                    ------------
SEMICONDUCTOR EQUIPMENT 0.9%
MEMC Electronic Materials, Inc. (a) .................       1,350        119,461
                                                                    ------------
SEMICONDUCTORS 2.8%
Intel Corp. .........................................       6,370        169,824
NVIDIA Corp. (a) ....................................       5,430        184,729
                                                                    ------------
                                                                         354,553
                                                                    ------------
STEEL 1.5%
United States Steel Corp. ...........................       1,600        193,456
                                                                    ------------
SYSTEMS SOFTWARE 3.1%
Microsoft Corp. .....................................      11,080        394,448
                                                                    ------------
TOBACCO 2.8%
Altria Group, Inc. ..................................       4,790        362,028
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 97.7%
   (Cost $12,099,543) ...............................                 12,481,402
                                                                    ------------
REPURCHASE AGREEMENTS 0.9%
Banc of America Securities ($34,080 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   4.50%, dated 12/31/07, to be sold on
   01/02/08 at $34,089)  ............................                     34,080
Citigroup Global Markets, Inc. ($30,293 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   4.10%, dated 12/31/07, to be sold on
   01/02/08 at $30,300)  ............................                     30,293
State Street Bank & Trust Co. ($56,627 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   3.90%, dated 12/31/07, to be sold on 01/02/08
   at $56,639)  .................... ................                     56,627
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $121,000) ..................................                    121,000
                                                                    ------------
TOTAL INVESTMENTS 98.6%
   (Cost $12,220,543) ...............................                 12,602,402
OTHER ASSETS IN EXCESS OF LIABILITIES 1.4% ..........                    175,313
                                                                    ------------
NET ASSETS 100.0% ...................................               $ 12,777,715
                                                                    ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008